AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2024
1933 Act No. 033-72416
1940 Act No. 811-08200

 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	[X]
Post-Effective Amendment No. 65	[X]
and/or
REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 65	[X]
(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

20 GREENWAY PLAZA, SUITE 450
HOUSTON, TEXAS 77046
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

LINDA GIUFFRÉ 20 GREENWAY PLAZA, SUITE 450 HOUSTON, TEXAS 77046	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 2000 K STREET, NW, SUITE 700 WASHINGTON, DISTRICT OF COLUMBIA 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 15, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Global Opportunities Fund series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 65, Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus for the Global Opportunities Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 64, Amendment No. 64 until October 15, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 4th day of October, 2024.

Bridgeway Funds, Inc.

/s/ Linda Giuffré
Linda Giuffré, President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ LINDA GIUFFRÉ	President and Principal Executive Officer	October 4, 2024
Linda Giuffré

JOHN N. R. MONTGOMERY*	Vice President and Director	October 4, 2024
John N. R. Montgomery

/s/ DEBORAH L. HANNA	Treasurer, Principal Financial Officer	October 4, 2024
Deborah L. Hanna	and Principal Accounting Officer

KAREN S. GERSTNER*	Director	October 4, 2024
Karen S. Gerstner

MILES D. HARPER, III*	Director	October 4, 2024
Miles D. Harper, III

EVAN HARREL*	Director	October 4, 2024
Evan Harrel

*	By	/s/ Linda Giuffré
Linda Giuffré

*	as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023)